Schedule of maturity profile of the group’s financial liabilities (Details) - Forekast limited [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables	$ 501,104	$ 411,066
Other payables	82,654	236,543
Accruals	108,446	58,184
Client’s funds held in trust	752,893	607,591
Lease liabilities	69,463	91,354
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	29,493	23,693
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	39,970	60,680
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		6,981
Financial liabilities [member]
IfrsStatementLineItems [Line Items]
Trade payables	501,104	411,066
Other payables	260,391	381,131
Accruals	108,446	58,184
Client’s funds held in trust	752,893	607,591
Lease liabilities	74,133	103,559
Financial liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	501,104	411,066
Other payables	260,391	381,131
Accruals	108,446	58,184
Client’s funds held in trust	752,893	607,591
Lease liabilities	33,784	29,945
Financial liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Accruals
Client’s funds held in trust
Lease liabilities	40,349	66,596
Financial liabilities [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Accruals
Client’s funds held in trust
Lease liabilities		$ 7,018